FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09869
                                    ---------

                FRANKLIN FLOATING RATE MASTER TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  4/30/07
                           -------



Item 1. Schedule of Investments.

Franklin Floating Rate Master Trust

QUARTERLY STATEMENT OF INVESTMENTS

APRIL 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Floating Rate Master Series ...................................       3

Notes to Statement of Investments ......................................      20

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                                          Quarterly Statement of Investments | 1

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

Franklin Floating Rate Master Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL                   % OF
  FRANKLIN FLOATING RATE MASTER SERIES                               COUNTRY       AMOUNT a       VALUE      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
 b SENIOR FLOATING RATE INTERESTS
   ADVERTISING/MARKETING SERVICES
   Dex Media East LLC, Term Loan B, 6.84% - 6.86%,
     5/08/09 ..................................................   United States   $2,000,330   $ 1,999,390         0.18
   Dex Media West LLC,
       Term Loan B1, 6.84% - 6.86%, 3/09/10 ...................   United States    2,530,114     2,517,590         0.23
       Term Loan B2, 6.84% - 6.86%, 3/09/10 ...................   United States    2,993,394     2,978,576         0.27
   IDEARC Inc. (Verizon Corp.),
       Term Loan A, 6.85%, 11/17/13 ...........................   United States    2,000,000     2,005,120         0.19
       Term Loan B, 7.35%, 11/17/14 ...........................   United States    9,476,250     9,535,571         0.88
   R.H. Donnelley Inc.,
       Term Loan A-4, 6.57%, 12/31/09 .........................   United States      516,816       513,270         0.05
       Term Loan D-2, 6.83% - 6.86%, 6/30/11 ..................   United States    7,318,234     7,325,040         0.68
   Valassis, Term Loan B, 7.10%, 3/02/14 ......................   United States    2,360,000     2,365,994         0.22
                                                                                               -----------   ----------
                                                                                                29,240,551         2.70
                                                                                               -----------   ----------
   AEROSPACE & DEFENSE
   BE Aerospace Inc., Term Loan B, 7.12% - 7.14%, 8/24/12 .....   United States    1,350,000     1,354,536         0.13
   CACI International Inc., Term Loan B, 6.84% - 6.86%,
     5/03/11 ..................................................   United States    2,414,448     2,416,935         0.22
   DRS Technologies Inc., Term Loan, 6.85% - 6.86%,
     1/31/13 ..................................................   United States    2,534,074     2,543,247         0.24
   Dyncorp International, Term Loan B, 7.625%, 2/11/11 ........   United States    2,940,000     2,959,287         0.27
   GenCorp Inc.,
       L/C, 8.32%, 12/06/10 ...................................   United States    1,553,398     1,555,495         0.14
       Term Loan B, 8.36%, 12/06/10 ...........................   United States    1,424,102     1,426,025         0.13
   Hawker Beechcraft Inc.,
       Synthetic L/C, 5.25%, 3/26/14 ..........................   United States      195,035       196,061         0.02
       Term Loan B, 7.32%, 3/26/14 ............................   United States    2,304,965     2,317,089         0.22
   ILC Industries Inc., Term Loan B, 7.85%, 2/24/12 ...........   United States      879,279       879,472         0.08
   K&F Acquisition Inc., Term Loan C, 7.32%, 11/18/12 .........   United States    1,284,151     1,286,912         0.12
   SI International Inc., Term Loan, 7.33% - 7.40%, 2/09/11 ...   United States    1,074,638     1,078,603         0.10
   Spirit Aerosystems Inc. (Onex Wind Finance LP), Term Loan B,
     7.105%, 12/31/11 .........................................   United States    1,218,611     1,225,521         0.11
   TransDigm Inc., Term Loan B, 7.348%, 6/23/13 ...............   United States    4,400,000     4,433,968         0.41
   Vought Aircraft Industries Inc., Term Loan B, 7.83%,
     12/22/11 .................................................   United States    4,285,579     4,327,921         0.40
                                                                                               -----------   ----------
                                                                                                28,001,072         2.59
                                                                                               -----------   ----------
   AIRLINES
   United Air Lines Inc., Term Loan, 7.375%, 2/01/14 ..........   United States      900,468       900,324         0.08
   US Airways Group Inc., Term Loan B, 7.85%, 3/23/14 .........   United States    1,800,000     1,810,224         0.17
                                                                                               -----------   ----------
                                                                                                 2,710,548         0.25
                                                                                               -----------   ----------
   APPAREL/FOOTWEAR
   Hanesbrands Inc., Term Loan B, 7.105%, 9/05/13 .............   United States    1,000,393     1,007,235         0.09
   Warnaco Inc., Term Loan, 6.83% - 8.75%, 1/31/13 ............   United States    2,542,827     2,548,447         0.24
   The William Carter Co., Term Loan B, 6.82% - 6.855%,
     7/14/12 ..................................................   United States    4,497,925     4,503,098         0.42
                                                                                               -----------   ----------
                                                                                                 8,058,780         0.75
                                                                                               -----------   ----------


                                          Quarterly Statement of Investments | 3

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                    % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a       VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  APPAREL/FOOTWEAR RETAIL
  Easton Bell Sports Inc., Term Loan B, 7.07%, 3/16/12 .........     United States   $3,899,318   $ 3,910,002         0.36
                                                                                                  -----------   ----------
  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
  Accuride Corp., Term Loan B, 7.375%, 1/31/12 .................     United States    1,772,364     1,784,917         0.17
  Cooper Standard Automotive Inc.,
     Term Loan B, 7.875%, 12/23/11 .............................        Canada        1,928,889     1,927,866         0.18
     Term Loan C, 7.875%, 12/23/11 .............................     United States    4,930,452     4,927,839         0.46
  Dayco Products LLC (Mark IV), Term Loan B, 7.82% - 7.87%,
   6/21/11 .....................................................     United States    3,825,850     3,830,594         0.35
  Key Safety Systems Inc., Term Loan B, 7.57%, 3/08/14 .........     United States    2,600,000     2,617,524         0.24
  Tenneco Inc., L/C, 6.82%, 3/16/14 ............................     United States    3,600,867     3,618,079         0.33
  TRW Automotive Inc.,
     Term Loan B, 6.938%, 6/30/12 ..............................     United States    3,176,875     3,176,462         0.29
     Term Loan B2, 6.875%, 6/30/12 .............................     United States      987,500       987,372         0.09
     Term Loan E, 6.875%, 10/31/10 .............................     United States    3,408,951     3,417,048         0.32
                                                                                                  -----------   ----------
                                                                                                   26,287,701         2.43
                                                                                                  -----------   ----------
  AUTOMOTIVE AFTERMARKET
  Affinia Group Inc., Term Loan B, 8.355%, 11/30/11 ............     United States    4,762,586     4,800,539         0.45
  United Components Inc., Term Loan D, 7.61%, 6/29/12 ..........     United States    2,737,452     2,740,490         0.25
                                                                                                  -----------   ----------
                                                                                                    7,541,029         0.70
                                                                                                  -----------   ----------
  BEVERAGES: ALCOHOLIC
  Constellation Brands Inc., Term Loan B, 6.875%, 6/05/13 ......     United States    4,000,000     4,027,320         0.37
  Southern Wine & Spirits of America Inc., Term Loan B, 6.85%,
   5/31/12 .....................................................     United States    2,806,822     2,819,621         0.26
                                                                                                  -----------   ----------
                                                                                                    6,846,941         0.63
                                                                                                  -----------   ----------
  BROADCASTING
  Alliance Atlantis Communications Inc., Term Loan C, 6.82%,
   12/16/11 ....................................................     United States    2,940,000     2,928,181         0.27
  Cumulus Media Inc., Term Loan B, 7.32% - 7.324%,
   6/07/13 .....................................................     United States    2,281,935     2,292,797         0.21
  Entravision Communications Corp., Term Loan B, 6.85%,
   3/29/13 .....................................................     United States    9,971,000    10,017,266         0.93
  Gray Television Inc., Term Loan B, 6.85% - 6.86%,
   12/31/14 ....................................................     United States    3,922,703     3,933,804         0.36
  LBI Media Inc., Term Loan B, 6.82% - 6.86%, 3/31/12 ..........     United States      990,000       976,536         0.09
  Mission Broadcasting Inc., Term Loan B, 7.10%, 10/01/12 ......     United States    3,785,535     3,773,497         0.35
  Nexstar Broadcasting Inc., Term Loan B, 7.10%, 10/01/12 ......     United States    3,586,444     3,575,039         0.33
  NextMedia Inc.,
     Delay Draw, 7.32%, 11/15/12 ...............................     United States      533,668       534,469         0.05
     Term Loan B, 7.32%, 11/15/12 ..............................     United States    1,200,754     1,200,177         0.11
  Spanish Broadcasting System Inc., Term Loan B, 7.10%,
   6/11/12 .....................................................     United States    1,960,000     1,962,332         0.18
  Univision Communications Inc., Term Loan B, 7.605%,
   9/29/14 .....................................................     United States    6,107,383     6,100,298         0.57
                                                                                                  -----------   ----------
                                                                                                   37,294,396         3.45
                                                                                                  -----------   ----------


4| Quarterly Statement of Investments

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                    % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a       VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  BUILDING PRODUCTS
  Goodman Global Holdings Inc., Term Loan C, 7.125%,
    12/15/11 ...................................................     United States   $2,344,930   $ 2,334,659         0.21
  Headwaters Inc., Term Loan B, 7.36%, 4/30/11 .................     United States    1,917,592     1,916,307         0.18
  NCI Building Systems Inc., Term Loan B, 6.82%, 6/18/10 .......     United States    2,246,060     2,252,664         0.21
  Nortek Inc., Term Loan, 7.36% - 9.25%, 8/27/11 ...............     United States    9,396,665     9,436,601         0.87
                                                                                                  -----------   ----------
                                                                                                   15,940,231         1.47
                                                                                                  -----------   ----------
  CABLE/SATELLITE TELEVISION
c Bresnan Communications LLC, Term Loan B, 9.25%,
    9/29/13 ....................................................     United States    1,400,000     1,405,530         0.13
c Charter Communications Operating LLC,
      New First Lien Term Loan, 9.25%, 3/06/14 .................     United States    2,300,000     2,293,790         0.21
      Refinance First Lien Term Loan, 9.25%, 3/06/14 ...........     United States    7,708,399     7,687,586         0.71
  CSC Holdings Inc. (Cablevision), Incremental Term Loan,
    7.07% - 7.11%, 3/29/13 .....................................     United States   12,068,050    12,095,807         1.12
  DIRECTV Holdings LLC, Term Loan B, 6.82%, 4/13/13 ............     United States    5,576,574     5,595,200         0.52
  Insight Midwest Holdings, Term Loan B, 7.35%, 4/02/14 ........     United States    7,900,000     7,941,396         0.73
  Intelsat Corp. (Panamsat), Term Loan B2, 7.349%,
    1/03/14 ....................................................     United States    4,885,360     4,897,085         0.45
  Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 7.349%,
    6/30/13 ....................................................     United States    5,885,291     5,892,942         0.55
  LodgeNet Entertainment Corp., Term Loan B, 7.34%,
    4/14/14 ....................................................     United States    1,400,000     1,407,420         0.13
  MCC Iowa,
      Term Loan D-1, 7.10% - 7.11%, 1/31/15 ....................     United States    6,010,841     6,038,370         0.56
      Term Loan D-2 (Delayed Draw), 7.10%, 1/31/15 .............     United States    1,532,409     1,539,428         0.14
  Mediacom Broadband (MCC Iowa), Term Loan A,
    6.84% - 6.85%, 3/31/10 .....................................     United States    2,115,000     2,093,469         0.19
  Mediacom LLC, Term Loan C, 7.09% - 7.11%, 1/31/15 ............     United States    2,281,781     2,292,232         0.21
c RCN Corp., Term Loan B, 9.50%, 4/19/14 .......................     United States    2,100,000     2,114,553         0.20
c UPC Financing Partnership, Term Loan N, 9.00%,
    12/31/14 ...................................................      Netherlands    11,500,000    11,511,845         1.07
  Virgin Media Dover LLC (NTL Dover LLC), Tranche B4,
    7.356%, 9/03/12 ............................................     United States    3,045,902     3,058,024         0.28
                                                                                                  -----------   ----------
                                                                                                   77,864,677         7.20
                                                                                                  -----------   ----------
  CASINOS/GAMING
  Boyd Gaming Corp., Term Loan B, 6.82%, 6/30/11 ...............     United States      461,630       460,416         0.04
  CCM Merger Inc. (MotorCity Casino), Term Loan B,
    7.33% - 7.36%, 7/13/12 .....................................     United States    2,838,151     2,838,889         0.26
  Greektown Holdings LLC,
    c Delayed Draw Term Loan, 9.75%, 12/03/12 ..................     United States      500,000       501,065         0.05
      Term Loan B, 7.86%, 12/03/12 .............................     United States    2,663,999     2,669,673         0.25
    c Term Loan B Add-On, 9.75%, 12/03/12 ......................     United States      500,000       501,065         0.05
  Green Valley Ranch Gaming LLC, Term Loan B, 7.36%,
    2/16/14 ....................................................     United States    3,349,091     3,369,788         0.31


                                          Quarterly Statement of Investments | 5

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                    % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a       VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CASINOS/GAMING (CONTINUED)
  Herbst Gaming Inc.,
      Delayed Draw Term Loan, 7.225%, 12/02/11 .................     United States   $  433,333   $   434,976         0.04
      Term Loan B, 7.225% - 7.245%, 12/02/11 ...................     United States      864,500       867,776         0.08
c Isle of Capri Black Hawk LLC, Term Loan, 7.34% - 7.36%,
    10/24/11 ...................................................     United States    4,545,609     4,552,291         0.42
  Penn National Gaming Inc., Term Loan B, 7.10% - 7.15%,
    10/03/12 ...................................................     United States    3,619,701     3,640,840         0.34
  Seminole Tribe of Florida,
      Term B-1 Delay Draw Loan, 6.875%, 3/05/14 ................     United States      113,360       113,775         0.01
      Term B-2 Delay Draw Loan, 6.875%, 3/05/14 ................     United States    1,530,364     1,535,965         0.14
      Term B-3 Delay Draw Loan, 6.875%, 3/05/14 ................     United States    1,516,194     1,521,744         0.14
  Venetian Casino Resorts,
      Delay Draw, 7.09%, 6/15/11 ...............................     United States      803,419       804,182         0.08
      Term Loan B, 7.09%, 6/15/11 ..............................     United States    3,896,581     3,900,283         0.36
  VML US Finance LLC (Venetian Macau),
      Delay Draw, 7.60%, 5/26/12 ...............................         Macau          343,937       346,145         0.03
      New Project Term Loans, 7.60%, 5/25/13 ...................         Macau        1,000,000     1,007,630         0.09
      Term Loan B, 7.60%, 5/26/13 ..............................         Macau        2,033,333     2,048,543         0.19
  Wimar OpCo LLC, Term Loan B, 7.85%, 1/03/12 ..................     United States    1,393,971     1,410,517         0.13
                                                                                                  -----------   ----------
                                                                                                   32,525,563         3.01
                                                                                                  -----------   ----------
  CHEMICALS: MAJOR DIVERSIFIED
  Basell BV,
      Term Loan B4, 7.57%, 8/01/13 .............................      Netherlands       100,000       100,689         0.01
      Term Loan C4, 8.32%, 8/01/14 .............................      Netherlands       100,000       100,756         0.01
  Basell USA Inc.,
      Term Loan B2, 7.57%, 8/01/13 .............................     United States      500,000       503,945         0.04
      Term Loan C2, 8.32%, 8/01/14 .............................     United States      500,000       503,780         0.05
  Celanese U.S. Holdings LLC, Dollar Term Loan, 7.099%,
    4/02/14 ....................................................     United States    5,800,000     5,832,886         0.54
  Huntsman International, Term Loan B, 7.07%, 4/19/14 ..........     United States    9,024,708     9,059,002         0.84
  Ineos U.S. Finance LLC,
      Term Loan B2, 7.58%, 12/16/13 ............................     United States    1,683,000     1,695,151         0.16
      Term Loan C2, 8.08%, 12/23/14 ............................     United States    1,683,000     1,695,252         0.16
  Invista Canada Co., Term Loan B2, 6.85%, 4/29/11 .............        Canada          994,564       996,613         0.09
  Invista SARL, Term Loan B1, 6.85%, 4/29/11 ...................      Luxembourg      1,876,274     1,880,140         0.17
  Lyondell Chemical Co., Term Loan, 6.86%, 8/16/13 .............     United States    8,656,500     8,668,273         0.80
                                                                                                  -----------   ----------
                                                                                                   31,036,487         2.87
                                                                                                  -----------   ----------
  CHEMICALS: SPECIALTY
  Brenntag Holding GmbH & Co. KG,
      Acquisition Facility, 7.887%, 12/23/13 ...................        Germany         451,636       453,398         0.04
      Term Loan B2, 7.887%, 12/23/13 ...........................     United States    1,848,364     1,854,703         0.17
  Compass Minerals Group Inc., Term Loan, 6.82% - 6.85%,
    12/22/12 ...................................................     United States    2,797,696     2,802,480         0.26
  Hexion Specialty Chemicals BV, Term Loan C-2, 7.875%,
    5/03/13 ....................................................      Netherlands     2,652,728     2,674,083         0.25


6 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                    % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a       VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CHEMICALS: SPECIALTY (CONTINUED)
  Hexion Specialty Chemicals Inc., Term Loan C-1, 7.875%,
    5/03/13 ....................................................     United States  $12,211,697   $12,310,001         1.14
  ISP Chemco Inc., Term Loan, 7.125%, 2/16/13 ..................     United States    2,079,000     2,080,642         0.19
  JohnsonDiversey Inc.,
      Delay Draw, 7.86%, 12/16/10 ..............................     United States      178,033       178,124         0.02
      Term Loan B, 7.86%, 12/16/11 .............................     United States    2,484,414     2,488,837         0.23
  Nalco Co., Term Loan B, 7.07% - 7.14%, 11/04/10 ..............     United States    5,296,469     5,333,121         0.49
  Rockwood Specialties Group Inc., Term Loan E, 7.355%,
    7/30/12 ....................................................     United States    3,219,176     3,229,735         0.30
  Vertellus Specialties Inc., First Lien Term Loan, 8.60%,
    7/10/13 ....................................................     United States    2,183,500     2,182,037         0.20
                                                                                                  -----------   ----------
                                                                                                   35,587,161         3.29
                                                                                                  -----------   ----------
  COAL
  Alpha Natural Resources LLC, Term Loan B, 7.10%,
    10/26/12 ...................................................     United States    2,271,250     2,276,315         0.21
                                                                                                  -----------   ----------
  COMMERCIAL PRINTING/FORMS
  Cenveo Corp.,
      Delayed Draw Term Loan, 7.10%, 6/21/13 ...................     United States       43,917        43,998         0.01
      Term Loan C, 7.10%, 6/21/13 ..............................     United States    1,317,517     1,319,942         0.12
                                                                                                  -----------   ----------
                                                                                                    1,363,940         0.13
                                                                                                  -----------   ----------
  CONSUMER SUNDRIES
  Central Garden & Pet Co., Term Loan B, 6.82%, 9/30/12 ........     United States    3,966,384     3,976,736         0.37
  Chattem Inc., Term Loan B, 7.11%, 1/02/13 ....................     United States      688,000       690,766         0.06
  Nutro Products Inc., Term Loan B, 7.32% - 7.35%,
    4/26/13 ....................................................     United States    3,462,426     3,459,032         0.32
                                                                                                  -----------   ----------
                                                                                                    8,126,534         0.75
                                                                                                  -----------   ----------
  CONTAINERS/PACKAGING
  Altivity Packaging LLC (Bluegrass Container Co.),
      Delayed Draw First Lien Term Loan, 7.57% - 7.60%,
       6/30/13 .................................................     United States    1,005,733     1,015,901         0.09
      First Lien Term Loan, 7.57% - 7.60%, 6/30/13 .............     United States    3,361,267     3,395,249         0.31
  Berry Plastics Holding Corp., Term Loan C, 7.32%,
    4/03/15 ....................................................     United States      696,500       698,513         0.07
  BWAY Corp., Term Loan B, 7.125%, 7/17/13 .....................     United States    1,248,947     1,248,760         0.12
  Graham Packaging Co., New Term Loan, 7.625%,
    10/07/11 ...................................................     United States    8,733,294     8,781,415         0.81
  Smurfit-Stone Container Canada Inc.,
      Term Loan C, 7.375%, 11/01/11 ............................        Canada          629,742       634,749         0.06
      Term Loan C-1, 7.375%, 11/01/11 ..........................        Canada          210,803       213,999         0.02
  Smurfit-Stone Container Enterprises,
      L/C Term Loan, 5.22%, 11/01/10 ...........................     United States      261,990       263,664         0.02
      Term Loan B, 7.375%, 11/01/11 ............................     United States    1,035,581     1,043,814         0.10
                                                                                                  -----------   ----------
                                                                                                   17,296,064         1.60
                                                                                                  -----------   ----------


                                          Quarterly Statement of Investments | 7

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                    % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a       VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  DATA PROCESSING SERVICES
  InfoUSA Inc.,
      2007 Term Loan, 7.32%, 2/10/12 ...........................     United States   $1,396,500   $ 1,399,056         0.13
      Term Loan B, 7.35%, 2/10/12 ..............................     United States    2,923,226     2,928,576         0.27
                                                                                                  -----------   ----------
                                                                                                    4,327,632         0.40
                                                                                                  -----------   ----------
  DEPARTMENT STORES
  Neiman Marcus Group Inc., Term Loan, 7.346%, 4/06/13 .........     United States    1,933,840     1,957,510         0.18
                                                                                                  -----------   ----------
  DRUG STORE CHAINS
  The Jean Coutu Group (PJC) Inc., Term Loan B, 7.875%,
    7/30/11 ....................................................        Canada        1,032,590     1,033,148         0.10
                                                                                                  -----------   ----------
  ELECTRIC UTILITIES
  Ashmore Energy International,
      Synthetic Revolver, 8.25%, 3/30/12 .......................     United States      464,088       464,274         0.04
      Term Loan, 8.35%, 3/30/14 ................................     United States    3,535,912     3,541,003         0.33
  Astoria Generating Co. Acquisitions LLC, Term Loan B, 7.34%,
    2/23/13 ....................................................     United States    1,134,287     1,137,826         0.11
  Broadway General Funding LLC (LS Power), First Lien Term
    Loan, 9.25%, 5/01/14 .......................................     United States    2,800,000     2,800,000         0.26
  Covanta Energy Corp.,
      Synthetic L/C, 5.275%, 2/09/14 ...........................     United States      329,897       330,913         0.03
      Term Loan B, 6.875%, 2/09/14 .............................     United States      670,103       672,167         0.06
  Dynegy Inc.,
      Synthetic L/C, 6.82%, 4/02/13 ............................     United States    3,063,830     3,066,557         0.28
      Term Loan B, 6.82%, 4/02/13 ..............................     United States      536,170       536,647         0.05
  Infrastrux Group Inc., Term Loan, 8.57%, 11/03/12 ............     United States      745,345       744,690         0.07
  Longview Power LLC,
      Synthetic L/C, 7.475%, 2/28/14 ...........................     United States      226,667       228,068         0.02
      Term Loan B, 7.625%, 2/28/14 .............................     United States      680,000       684,202         0.06
  LSP General Finance Co. LLC,
      Delay Draw, 7.10%, 5/04/13 ...............................     United States       90,964        91,046         0.01
      Term Loan, 7.10%, 5/04/13 ................................     United States    2,044,444     2,046,284         0.19
  Midwest Generation LLC, Term Loan, 6.82% - 6.86%,
    4/27/11 ....................................................     United States    1,452,424     1,457,231         0.14
  NRG Energy Inc.,
      Credit Link, 7.35%, 2/01/13 ..............................     United States    4,053,333     4,082,801         0.38
      Term Loan B, 7.35%, 2/01/13 ..............................     United States    7,572,884     7,627,863         0.71
  TPF Generation Holdings LLC,
      Synthetic L/C, 5.25%, 12/15/13 ...........................     United States      150,543       151,699         0.01
      Synthetic Revolver, 5.25%, 12/15/11 ......................     United States       47,192        47,555         0.00 d
      Term Loan, 7.35%, 12/15/13 ...............................     United States      800,260       806,406         0.07
                                                                                                  -----------   ----------
                                                                                                   30,517,232         2.82
                                                                                                  -----------   ----------
  ELECTRICAL PRODUCTS
  EnerSys Capital Inc., Term Loan D, 7.07% - 7.15%,
    3/17/11 ....................................................     United States    2,657,423     2,667,734         0.25
                                                                                                  -----------   ----------


8 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                    % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a       VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  ELECTRONIC COMPONENTS
  Freescale Semiconductor Inc., Term Loan B, 7.11%,
    12/02/13 ...................................................     United States   $8,483,750   $ 8,491,725         0.78
  Marvell Technology Group Ltd., Term Loan, 7.35%,
    11/09/09 ...................................................        Bermuda       3,679,188     3,684,081         0.34
  Sanmina-SCI Corp., Term Loan, 8.375%, 1/31/08 ................     United States    1,800,000     1,802,124         0.17
                                                                                                  -----------   ----------
                                                                                                   13,977,930         1.29
                                                                                                  -----------   ----------
  ELECTRONICS/APPLIANCES
  DEI Sales Inc., Term Loan B, 7.82% - 7.85, 9/22/13 ...........     United States    2,382,000     2,384,072         0.22
  Eastman Kodak Co.,
      Term Loan B1, 7.57% - 9.50%, 10/18/12 ....................     United States    1,899,865     1,901,270         0.17
      Term Loan B2 (Delayed Draw), 7.57%, 10/18/12 .............     United States    3,319,537     3,322,326         0.31
  Jarden Corp.,
      Term Loan B1, 7.10%, 1/24/12 .............................     United States      620,588       624,945         0.06
      Term Loan B2, 7.10%, 1/24/12 .............................     United States    4,377,038     4,407,108         0.41
                                                                                                  -----------   ----------
                                                                                                   12,639,721         1.17
                                                                                                  -----------   ----------
  ENVIRONMENTAL SERVICES
  Allied Waste North America Inc.,
      Credit Link, 5.32%, 3/28/14 ..............................     United States    2,388,275     2,404,014         0.22
      Term Loan B, 7.06% - 7.15%, 1/15/12 ......................     United States    5,385,635     5,421,126         0.50
c Casella Waste Systems Inc., Term Loan B, 7.36%, 4/28/10 ......     United States    2,000,000     2,001,580         0.18
  EnviroSolutions Inc., Term Loan B, 8.87% - 8.885%,
    7/07/12 ....................................................     United States    2,830,882     2,853,557         0.26
  IESI Corp., Term Loan B, 7.109% - 7.11%, 1/20/12 .............     United States    1,900,000     1,898,214         0.18
  Safety-Kleen Systems Inc.,
      Synthetic L/C, 7.875%, 8/02/13 ...........................     United States      305,085       305,475         0.03
      Term Loan B, 7.875%, 8/02/13 .............................     United States    1,163,644     1,165,134         0.11
  Synatech Inc. (Synagro), Term Loan, 7.32%, 3/31/14 ...........     United States      975,000       978,052         0.09
                                                                                                  -----------   ----------
                                                                                                   17,027,152         1.57
                                                                                                  -----------   ----------
  FINANCE/RENTAL/LEASING
  Ashtead Holdings LLC, Term Loan, 7.125%, 8/31/11 .............     United States    1,600,000     1,594,496         0.15
  Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12 ........     United States    4,662,857     4,658,800         0.43
  Baker Tanks Inc., Term Loan, 9.50%, 11/23/12 .................     United States      659,598       659,836         0.06
  Hertz Corp.,
      Credit Link, 5.35%, 12/21/12 .............................     United States      544,444       548,076         0.05
      Term Loan B, 7.07% - 7.09%, 12/21/12 .....................     United States    3,041,267     3,061,552         0.29
  RSC Holdings III, ABL Term Loan, 7.10% - 9.00%,
    11/30/12 ...................................................     United States    3,482,500     3,480,654         0.32
                                                                                                  -----------   ----------
                                                                                                   14,003,414         1.30
                                                                                                  -----------   ----------
  FINANCIAL CONGLOMERATES
  Nasdaq Stock Market Inc.,
      Incremental Term Loan B, 7.07%, 4/18/12 ..................     United States      696,500       697,050         0.06
      Term Loan B, 7.07%, 4/18/12 ..............................     United States    3,253,823     3,256,361         0.30
      Term Loan C (Delayed Draw), 7.07%, 4/18/12 ...............     United States    1,886,165     1,887,637         0.18
                                                                                                  -----------   ----------
                                                                                                    5,841,048         0.54
                                                                                                  -----------   ----------


                                          Quarterly Statement of Investments | 9

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                    % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a       VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  FOOD DISTRIBUTORS
  OSI Group LLC,
     German Term Loan, 7.35%, 9/02/11 ..........................        Germany      $  433,333   $   433,585         0.04
     Netherlands Term Loan, 7.35%, 9/02/11 .....................      Netherlands       541,667       541,981         0.05
     U.S. Term Loan, 7.35%, 9/02/11 ............................     United States      975,000       975,565         0.09
                                                                                                  -----------   ----------
                                                                                                    1,951,131         0.18
                                                                                                  -----------   ----------
  FOOD: MAJOR DIVERSIFIED
  B&G Foods Inc., Term Loan C, 7.36%, 2/23/13 ..................     United States    1,750,000     1,769,547         0.16
  Del Monte Foods Co., Term Loan B, 6.82% - 6.855%,
    2/08/12 ....................................................     United States    3,729,142     3,734,624         0.35
  Pinnacle Foods Finance LLC, Term Loan B, 8.099%,
    4/02/14 ....................................................     United States    3,326,298     3,350,447         0.31
                                                                                                  -----------   ----------
                                                                                                    8,854,618         0.82
                                                                                                  -----------   ----------
  FOOD: MEAT/FISH/DAIRY
  Advance Food Co., Term Loan B, 7.10%, 3/16/14 ................     United States      700,000       702,940         0.07
  Bumble Bee Foods LLC, Term Loan B, 7.106% - 7.11%,
    5/02/12 ....................................................     United States      800,000       798,976         0.07
  Dean Foods Co., Term Loan B, 6.875%, 4/02/14 .................     United States    7,900,000     7,908,058         0.73
  Michael Foods Inc., Term Loan B1, 7.36%, 11/21/10 ............     United States      806,771       810,708         0.08
                                                                                                  -----------   ----------
                                                                                                   10,220,682         0.95
                                                                                                  -----------   ----------
  FOOD: SPECIALTY/CANDY
  CBRL Group (Cracker Barrel), Term Loan B1, 6.86%,
    4/27/13 ....................................................     United States    2,722,744     2,723,997         0.25
  Herbalife International Inc., Term Loan B, 6.82%, 7/21/13 ....     United States    1,569,750     1,570,048         0.15
                                                                                                  -----------   ----------
                                                                                                    4,294,045         0.40
                                                                                                  -----------   ----------
  HOME FURNISHINGS
  Knoll Inc., Term Loan, 7.10%, 10/03/12 .......................     United States    1,464,797     1,461,428         0.13
  National Bedding Co. LLC, Term Loan, 7.35% - 7.36%,
    2/19/13 ....................................................     United States    2,438,549     2,441,573         0.23
  Simmons Bedding Company, Term Loan D, 7.375% - 9.25%,
    12/19/11 ...................................................     United States    2,328,389     2,340,659         0.22
                                                                                                  -----------   ----------
                                                                                                    6,243,660         0.58
                                                                                                  -----------   ----------
  HOMEBUILDING
  Building Material Corp. of America, Term Loan B, 8.188%,
    2/22/14 ....................................................     United States    2,992,500     2,965,747         0.27
  CONTECH Construction Products Inc., Term Loan B, 7.32%,
    1/31/13 ....................................................     United States    2,991,995     2,988,734         0.28
  Lanoga Corp. (Pro-Build Holdings), Term Loan B, 7.10%,
    6/29/13 ....................................................     United States    2,079,052     2,077,930         0.19
  Stile Acquisition Corp. (Masonite), Canadian Term Loan,
    7.35% - 7.355%, 4/05/13 ....................................        Canada        3,289,294     3,213,640         0.30
  Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
    7.35% - 7.355%, 4/05/13 ....................................     United States    3,294,897     3,219,115         0.30
                                                                                                  -----------   ----------
                                                                                                   14,465,166         1.34
                                                                                                  -----------   ----------


10 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                    PRINCIPAL                     % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY       AMOUNT a       VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  HOSPITAL/NURSING MANAGEMENT
  HCA Inc., Term Loan B-1, 7.60%, 11/18/13 .....................     United States  $13,266,750   $13,408,704         1.24
  Health Management Associates Inc., Term Loan B, 7.10%,
    2/28/14 ....................................................     United States   11,200,000    11,246,256         1.04
c Iasis Healthcare LLC,
      Delayed Draw Term Loan, 9.25%, 3/15/14 ...................     United States      953,895       958,369         0.09
      Initial Term Loan, 9.25%, 3/15/14 ........................     United States    2,791,733     2,804,826         0.26
      Synthetic L/C, 9.25%, 3/15/14 ............................     United States      254,372       255,565         0.03
  LifePoint Hospitals Inc., Term Loan B, 6.985%, 4/15/12 .......     United States    9,454,100     9,440,014         0.87
  United Surgical Partners International Inc., Term Loan B,
    9.25%, 4/19/14 .............................................     United States    1,929,032     1,939,391         0.18
  Vanguard Health Holding Co. II LLC, Term Loan C, 7.60%,
    9/23/11 ....................................................     United States    5,382,304     5,423,791         0.50
                                                                                                  -----------   ----------
                                                                                                   45,476,916         4.21
                                                                                                  -----------   ----------
  HOTEL/RESORTS/CRUISELINES
c Oceania Cruises Inc., Term Loan B, 9.50%, 4/26/13 ............     United States    1,700,000     1,702,397         0.16
                                                                                                  -----------   ----------
  HOUSEHOLD/PERSONAL CARE
  Acco Brands Corp., Term Loan B, 7.10% - 7.11%, 8/17/12 .......     United States    2,250,180     2,242,034         0.21
  American Safety Razor Co., Term Loan B, 7.83% - 7.86%,
    7/31/13 ....................................................     United States      496,250       498,334         0.05
  Levlad LLC and Arbonne Int'l LLC (Natural Products Group),
    Term Loan B, 7.59% - 7.605%, 3/06/14 .......................     United States    1,752,212     1,759,624         0.16
  Prestige Brands Inc., Term Loan B, 7.61% - 9.50%,
    4/06/11 ....................................................     United States    1,841,271     1,848,121         0.17
  Spectrum Brands Inc.,
      Dollar Term B Loan, 9.32% - 9.36%, 4/01/13 ...............     United States    2,451,022     2,488,645         0.23
      Dollar Term B II Loan, 9.32%, 4/01/13 ....................     United States      436,168       437,708         0.04
      L/C Commitment, 5.17%, 4/01/13 ...........................     United States      121,158       123,018         0.01
                                                                                                  -----------   ----------
                                                                                                    9,397,484         0.87
                                                                                                  -----------   ----------
  INDUSTRIAL CONGLOMERATES
  Amsted Industries Inc.,
      Delay Draw, 7.34% - 7.36%, 4/05/13 .......................     United States      500,000       500,435         0.05
      Term Loan B, 7.35%, 4/05/13 ..............................     United States    1,081,192     1,087,279         0.10
  Day International Group Inc., Term Loan B, 7.82%,
    12/05/12 ...................................................     United States      654,913       658,358         0.06
  FCI USA,
      Term Loan B1, 7.742%, 11/01/13 ...........................     United States    1,350,000     1,351,215         0.13
      Term Loan C1, 8.617%, 11/03/14 ...........................     United States    1,350,000     1,350,540         0.12
c GPS CCMP Merger Corp. (Generac), Term Loan B, 7.85%,
    11/09/13 ...................................................     United States    4,751,333     4,756,037         0.44
  PlayPower Inc., Term Loan B, 8.10%, 6/30/12 ..................     United States      629,528       632,071         0.06
  TriMas Co. LLC,
      Term Loan B, 8.09% - 8.125%, 8/02/13 .....................     United States    2,947,277     2,960,981         0.27
      Tranche B-1 L/C, 8.07%, 8/02/13 ..........................     United States      683,559       686,095         0.06
                                                                                                  -----------   ----------
                                                                                                   13,983,011         1.29
                                                                                                  -----------   ----------

                                         Quarterly Statement of Investments | 11

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                    % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a       VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  INDUSTRIAL MACHINERY
  CI Acquisition Inc. (Chart Industries), Term Loan B, 7.375%,
    10/17/12 ...................................................     United States   $1,443,992   $ 1,439,444         0.13
  Colfax Corp., Term Loan B, 7.625%, 12/19/11 ..................     United States    2,474,092     2,474,784         0.23
  Dresser Inc., Term Loan B, 10.00%, 10/31/13 ..................     United States    5,517,353     5,522,815         0.51
  Flowserve Corp., Term Loan B, 6.875%, 8/10/12 ................     United States    3,070,209     3,071,069         0.28
  Mueller Group, Term Loan B, 7.32% - 7.36%, 10/03/12 ..........     United States    2,834,883     2,838,285         0.26
  RBS Global Inc. (Rexnord Corp.),
      Incremental Tranche B-2, 7.58%, 7/21/13 ..................     United States    1,283,750     1,284,161         0.12
      Term Loan, 7.84% - 7.858%, 7/19/13 .......................     United States    2,901,639     2,903,932         0.27
  Sensus Metering Systems Inc.,
      Term Loan B1, 7.35% - 7.387%, 12/17/10 ...................     United States    5,046,638     5,042,752         0.47
      Term Loan B2, 7.35% - 7.387%, 12/17/10 ...................      Luxembourg        546,719       546,298         0.05
                                                                                                  -----------   ----------
                                                                                                   25,123,540         2.32
                                                                                                  -----------   ----------
  INDUSTRIAL SPECIALTIES
  Babcock and Wilcox Co., Synthetic L/C, 5.25%, 2/22/12 ........     United States      800,000       804,896         0.07
                                                                                                  -----------   ----------
  INFORMATION TECHNOLOGY SERVICES
  Cellnet Group Inc., Term Loan, 7.34%, 7/22/11 ................     United States    1,999,413     2,003,432         0.18
  Verifone Inc., Term Loan B, 7.09% - 7.11%, 10/31/13 ..........     United States    1,596,000     1,599,017         0.15
                                                                                                  -----------   ----------
                                                                                                    3,602,449         0.33
                                                                                                  -----------   ----------
  INSURANCE BROKERS/SERVICES
  Alliant Resources Group Inc.,
      First Lien Term Loan, 8.375%, 11/30/11 ...................     United States      888,750       889,648         0.08
      Term Loan C, 8.375%, 11/30/11 ............................     United States      997,500       998,508         0.10
  Arrowhead General Insurance Agency Inc., First Lien Term
    Loan, 8.35% - 8.36%, 8/08/12 ...............................     United States    1,094,500     1,097,039         0.10
  HMSC Holdings Corp. (Swett & Crawford), First Lien Term Loan,
    7.607%, 2/04/15 ............................................     United States    1,182,750     1,186,428         0.11
                                                                                                  -----------   ----------
                                                                                                    4,171,623         0.39
                                                                                                  -----------   ----------
  INVESTMENT BANKS/BROKERS
  BNY ConvergEx Group LLC, First Lien Term Loan, 8.35%,
    10/02/13 ...................................................     United States    4,178,571     4,187,932         0.39
  LPL Holdings Inc., Term Loan C, 7.85%, 6/28/13 ...............     United States    1,732,533     1,743,881         0.16
  TD Ameritrade Holding Corp., Term Loan B, 6.82%,
    12/31/12 ...................................................     United States    6,528,727     6,552,165         0.60
                                                                                                  -----------   ----------
                                                                                                   12,483,978         1.15
                                                                                                  -----------   ----------
  LIFE/HEALTH INSURANCE
  Conseco Inc., Term Loan, 7.32%, 10/10/13 .....................     United States    2,885,500     2,895,484         0.27
                                                                                                  -----------   ----------
  MAJOR TELECOMMUNICATIONS
  Alaska Communications Systems Holdings Inc.,
      2005 Incremental Loan, 7.10%, 2/01/12 ....................     United States      728,567       732,792         0.07
      2006 Incremental Loan, 7.10%, 2/01/12 ....................     United States      300,000       301,752         0.03
      Term Loan, 7.10%, 2/01/12 ................................     United States    2,357,133     2,370,805         0.22


12 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                    % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a       VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  MAJOR TELECOMMUNICATIONS (CONTINUED)
  Consolidated Communications Inc., Term Loan D,
    7.10% - 7.11%, 10/14/11 ....................................     United States   $2,000,000   $ 2,001,360         0.19
  Wind Telecomunicazioni SpA,
      Term Loan B, 8.59%, 9/30/13 ..............................         Italy        3,150,000     3,169,089         0.29
      Term Loan C, 8.09%, 9/30/14 ..............................         Italy        3,150,000     3,179,453         0.29
                                                                                                  -----------   ----------
                                                                                                   11,755,251         1.09
                                                                                                  -----------   ----------
  MARINE SHIPPING
  Horizon Lines LLC, Term Loan C, 7.60%, 7/07/11 ...............     United States    1,546,023     1,548,466         0.14
                                                                                                  -----------   ----------
  MEDICAL DISTRIBUTORS
  VWR International Inc., Term Loan B, 7.61%, 4/07/11 ..........     United States    1,630,799     1,631,206         0.15
                                                                                                  -----------   ----------
  MEDICAL SPECIALTIES
  DJ Orthopedics LLC, Term Loan B, 6.875%, 4/07/13 .............     United States    3,975,554     3,988,753         0.37
c ONEX Carestream Finance LP, Term Loan, 9.25%, 4/30/13 ........     United States    2,900,000     2,908,352         0.27
                                                                                                  -----------   ----------
                                                                                                    6,897,105         0.64
                                                                                                  -----------   ----------
  MEDICAL/NURSING SERVICES
  AMR Holdco/EmCare Holdco, Term Loan B, 7.32% - 7.386%,
    2/10/12 ....................................................     United States    2,355,771     2,361,732         0.22
  DaVita Inc., Term Loan B-1, 6.82% - 6.86%, 10/05/12 ..........     United States    9,377,225     9,414,452         0.87
  Fresenius Medical Care Holdings Inc., Term Loan B,
    6.725% - 6.735%, 3/31/13 ...................................     United States   13,167,000    13,156,466         1.22
  HealthSouth Corp., Term Loan B, 7.82% - 7.85%, 3/10/13 .......     United States    4,764,000     4,802,707         0.44
  U.S. Oncology Inc., Term Loan B, 7.60% - 7.625, 8/20/11 ......     United States    2,084,182     2,091,394         0.19
                                                                                                  -----------   ----------
                                                                                                   31,826,751         2.94
                                                                                                  -----------   ----------
  METAL FABRICATION
  Baldor Electric Co., Term Loan B, 7.125%, 1/31/14 ............     United States      567,000       568,718         0.05
                                                                                                  -----------   ----------
  MISCELLANEOUS COMMERCIAL SERVICES
  Acosta Inc., Term Loan B, 7.57%, 7/28/13 .....................     United States    2,223,200     2,241,341         0.21
  Acxiom Corp., Term Loan B, 7.07% - 7.105%, 9/14/12 ...........     United States    2,643,833     2,652,875         0.24
  Affiliated Computer Services Inc.,
      Additional Term Loan, 7.32%, 3/20/13 .....................     United States    5,354,525     5,364,056         0.50
      Term Loan B, 7.32%, 3/20/13 ..............................     United States    1,283,750     1,286,035         0.12
  Alix Partners LLP, Term Loan, 7.610%, 10/12/13 ...............     United States    2,693,250     2,694,327         0.25
  Alliance Laundry Systems LLC, Term Loan, 7.57%,
    1/27/12 ....................................................     United States      516,624       517,745         0.05
c American Reprographics Co. LLC, Term Loan B, 9.00%,
    6/30/09 ....................................................     United States    2,807,947     2,810,895         0.26
  ARAMARK Corp.,
      Synthetic L/C, 7.35%, 1/26/14 ............................     United States      269,950       271,532         0.02
      Term Loan B, 7.35%, 1/26/14 ..............................     United States    3,762,574     3,784,623         0.35
  Audatex North America Inc., Term Loan B, 7.57%, 4/13/13 ......     United States    1,141,375     1,146,146         0.11
  Brickman Group Holdings Inc., Term Loan B, 7.34% - 7.399%,
    1/23/14 ....................................................     United States    2,900,000     2,907,134         0.27


                                         Quarterly Statement of Investments | 13

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                    % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a       VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  MISCELLANEOUS COMMERCIAL SERVICES (CONTINUED)
  CCC Information Services Group Inc., Term Loan B, 7.85%,
    2/10/13 ....................................................     United States   $3,268,494   $ 3,304,937         0.31
c Clarke American Corp., Term Loan B, 9.75%, 3/31/14 ...........     United States    3,500,000     3,503,255         0.32
  Coinmach Corp., Term Loan B-1, 7.875%, 12/19/12 ..............     United States    1,492,434     1,503,642         0.14
  Corporate Express NV,
      Term Loan D-1, 7.093% - 7.108%, 12/23/10 .................     United States    3,890,000     3,893,190         0.36
      Term Loan D-1 Anton, 7.093%, 12/23/10 ....................     United States    1,995,000     1,996,716         0.18
  Dealer Computer Services Inc. (Reynolds & Reynolds),
    First Lien Term Loan, 7.35%, 10/26/12 ......................     United States    6,171,494     6,179,455         0.57
  Duratek Inc. (EnergySolutions), Term Loan B, 7.63%,
    6/07/13 ....................................................     United States    1,027,921     1,031,632         0.09
  Emdeon Business Services LLC, First Lien Term Loan, 7.60%,
    11/16/13 ...................................................     United States    2,477,194     2,480,811         0.23
  EnergySolutions LLC,
      Synthetic L/C, 7.57%, 6/07/13 ............................     United States      108,318       109,031         0.01
      Synthetic L/C (Add-On), 7.57%, 6/07/13 ...................     United States    1,000,000     1,006,170         0.09
      Term Loan B, 7.63%, 6/07/13 ..............................     United States    2,217,999     2,232,616         0.21
  Geo Group Inc., Term Loan B, 6.82% - 6.855%, 1/24/14 .........     United States      404,599       405,623         0.04
  Language Lines Inc., Term Loan B, 8.60%, 6/11/11 .............     United States    1,404,013     1,419,696         0.13
  Mitchell International Inc., First Lien Term Loan, 7.36%,
    3/28/14 ....................................................     United States    2,500,000     2,514,450         0.23
  NEP II Inc., Term Loan B, 7.60%, 2/18/14 .....................     United States      962,746       969,687         0.09
  Nielsen Finance LLC (VNU Inc.), Term Loan B, 7.61%,
    8/09/13 ....................................................     United States    9,950,000    10,045,222         0.93
  TDS Investor Corp. (Travelport),
      Synthetic L/C, 7.85%, 8/23/13 ............................     United States      535,332       536,815         0.05
      Term Loan B, 7.85%, 8/23/13 ..............................     United States    5,437,345     5,452,406         0.50
  Workflow Management Inc., Term Loan B, 9.355%,
    11/30/11 ...................................................     United States    1,702,158     1,701,171         0.16
  Worldspan LP, Term Loan B, 8.59% - 8.61%, 12/07/13 ...........     United States    2,593,500     2,603,433         0.24
                                                                                                  -----------   ----------
                                                                                                   78,566,667         7.26
                                                                                                  -----------   ----------
  MOVIES/ENTERTAINMENT
  24 Hour Fitness Worldwide Inc., Term Loan B, 7.85%,
    6/08/12 ....................................................     United States    1,980,000     1,977,367         0.18
  Carmike Cinemas Inc., Delay Draw, 8.59%, 5/19/12 .............     United States    1,847,206     1,864,274         0.17
  Cinemark USA Inc., Term Loan, 7.04% - 7.15%, 10/05/13 ........     United States    2,985,000     2,989,298         0.28
  Cinram International, Term Loan B, 7.36%, 5/05/11 ............        Canada        2,676,348     2,665,267         0.25
  National CineMedia LLC, Term Loan, 7.09%, 2/13/15 ............     United States    3,700,000     3,710,397         0.34
  Regal Cinemas Corp., Term Loan, 7.10%, 10/27/13 ..............     United States   12,090,412    12,152,557         1.12
  WMG Acquisition Corp. (Warner Music), Term Loan B,
    7.35% - 7.36%, 2/28/11 .....................................     United States    4,402,406     4,426,531         0.41
                                                                                                  -----------   ----------
                                                                                                   29,785,691         2.75
                                                                                                  -----------   ----------
  OIL & GAS PIPELINES
  El Paso Corp., Deposit Loan, 5.156%, 7/31/11 .................     United States    1,334,520     1,344,929         0.12
                                                                                                  -----------   ----------


14 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                    % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a       VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  OIL & GAS PRODUCTION
  Helix Energy Solutions Group, Term Loan B, 7.32% - 7.349%,
    7/01/13 ....................................................     United States   $5,061,521   $ 5,091,839         0.47
  W&T Offshore Inc., Term Loan B, 7.60%, 5/26/10 ...............     United States    1,200,000     1,202,508         0.11
                                                                                                  -----------   ----------
                                                                                                    6,294,347         0.58
                                                                                                  -----------   ----------
  OIL REFINING/MARKETING
  Citgo Petroleum Corp., Term Loan B, 6.695%, 11/15/12 .........     United States    4,488,216     4,503,476         0.42
  Coffeyville Resources LLC,
      Synthetic L/C, 5.249%, 12/28/13 ..........................     United States      518,919       522,219         0.05
      Term Loan D, 8.349%, 12/28/13 ............................     United States    2,674,378     2,695,560         0.25
  Niska Gas Storage Canada ULC (C/R Gas),
      Asset Sale Term Loan, 7.07%, 5/13/11 .....................        Canada          562,625       562,040         0.05
      Canadian Term Loan, 7.09%, 5/12/13 .......................        Canada        3,053,051     3,048,594         0.28
  Niska Gas Storage U.S. LLC (C/R Gas),
      Delay Draw, 7.07%, 5/12/13 ...............................     United States      358,548       357,508         0.03
      U.S. Term Loan, 7.07% - 7.09%, 5/12/13 ...................     United States      529,307       528,026         0.05
c Western Refining Inc.,
      Delayed Draw Term Loan, 9.00%, 3/06/14 ...................     United States      825,000       825,338         0.08
      Term Loan B, 8.95%, 3/06/14 ..............................     United States    3,375,000     3,376,384         0.31
                                                                                                  -----------   ----------
                                                                                                   16,419,145         1.52
                                                                                                  -----------   ----------
  OTHER CONSUMER SERVICES
  Affinion Group, Term Loan B, 7.82% - 7.86%, 10/17/12 .........     United States    6,790,698     6,853,512         0.63
  Education Management LLC, Term Loan B, 7.375%,
    6/01/13 ....................................................     United States    2,576,769     2,592,539         0.24
  FTD Inc., Term Loan B, 7.36%, 7/28/13 ........................     United States    1,418,925     1,422,203         0.13
  Protection One Inc., Term Loan C, 7.57% - 7.61%,
    3/31/12 ....................................................     United States      923,603       924,249         0.09
c Realogy Corp.,
      Synthetic L/C, 10.25%, 10/10/13 ..........................     United States    1,298,000     1,301,037         0.12
      Term Loan B, 10.25%, 10/10/13 ............................     United States    4,602,000     4,612,769         0.43
  Sabre Inc., Term Loan B, 7.605%, 3/30/14 .....................     United States    3,400,000     3,411,152         0.31
  VICAR Operating Inc. (Veterinary Centers), Term Loan B,
    6.875%, 5/16/11 ............................................     United States      947,027       949,906         0.09
                                                                                                  -----------   ----------
                                                                                                   22,067,367         2.04
                                                                                                  -----------   ----------
  OTHER CONSUMER SPECIALTIES
  Tupperware Corp., Term Loan B, 6.84%, 12/05/12 ...............     United States    9,621,365     9,634,258         0.89
  Visant Holding Corp. (Jostens IH Corp.), Term Loan C, 7.33%,
    12/21/11 ...................................................     United States    3,086,597     3,096,597         0.28
  Waterpik Technologies Inc., First Lien Term Loan, 7.57%,
    6/28/13 ....................................................     United States      721,851       719,411         0.07
                                                                                                  -----------   ----------
                                                                                                   13,450,266         1.24
                                                                                                  -----------   ----------


                                         Quarterly Statement of Investments | 15

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                    % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a       VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  OTHER METALS/MINERALS
  Freeport-McMoRan Copper & Gold Inc., Term Loan B, 7.07%,
    3/19/14 ....................................................     United States   $8,643,920   $ 8,684,979         0.80
  Thompson Creek Metals Co., First Lien Term Loan,
    10.07% - 10.11%, 10/26/12 ..................................     United States    3,032,500     3,064,129         0.29
                                                                                                  -----------   ----------
                                                                                                   11,749,108         1.09
                                                                                                  -----------   ----------
  OTHER PHARMACEUTICALS
  Stiefel Laboratories Inc.,
      Delayed Draw Term Loan, 7.605%, 12/28/13 .................     United States    1,080,758     1,085,060         0.10
      Initial Lien Term Loan, 7.605%, 12/28/13 .................     United States    1,412,992     1,418,615         0.13
                                                                                                  -----------   ----------
                                                                                                    2,503,675         0.23
                                                                                                  -----------   ----------
  OTHER TRANSPORTATION
  Laidlaw International Inc., Term Loan B, 7.09%, 7/31/13 ......     United States    1,042,880     1,047,197         0.10
  Laidlaw Transit Inc., Term Loan B, 7.09%, 7/31/13 ............        Canada          347,627       349,066         0.03
                                                                                                  -----------   ----------
                                                                                                    1,396,263         0.13
                                                                                                  -----------   ----------
  PACKAGED SOFTWARE
  Infor Global Solutions,
      Delayed Draw First Lien Term Loan, 9.10%, 7/28/12 ........     United States      897,744       898,624         0.09
      First Lien Term Loan, 9.10%, 7/28/12 .....................     United States    1,720,677     1,723,774         0.16
  Nuance Communications Inc., Term Loan B-1, 7.32%,
    3/31/13 ....................................................     United States    1,100,000     1,099,901         0.10
  SunGard Data Systems Inc., Term Loan B, 7.36%, 2/28/14 .......     United States   13,266,750    13,328,308         1.23
                                                                                                  -----------   ----------
                                                                                                   17,050,607         1.58
                                                                                                  -----------   ----------
  PERSONNEL SERVICES
  Allied Security Holdings LLC, Term Loan D, 8.35%,
    6/30/10 ....................................................     United States      888,695       891,939         0.08
  Town Sports International LLC, Term Loan, 7.125%,
    2/27/14 ....................................................     United States    1,200,000     1,203,984         0.11
  U.S. Investigations Services Inc.,
      Term Loan B, 7.85%, 10/14/12 .............................     United States    1,591,443     1,594,832         0.15
      Term Loan C, 7.85%, 10/14/12 .............................     United States    1,382,500     1,385,445         0.13
                                                                                                  -----------   ----------
                                                                                                    5,076,200         0.47
                                                                                                  -----------   ----------
  PROPERTY-CASUALTY INSURANCE
  Affirmative Insurance Holdings Inc., Term Loan,
    8.82% - 8.855%, 1/31/14 ....................................     United States    1,895,250     1,900,500         0.18
                                                                                                  -----------   ----------
  PUBLISHING: BOOKS/MAGAZINES
  Readers Digest Association Inc., Term Loan B,
    7.33% - 7.348%, 3/02/14 ....................................     United States    1,200,000     1,202,376         0.11
  Wenner Media LLC, Term Loan B, 7.10%, 10/02/13 ...............     United States    1,241,500     1,243,288         0.12
                                                                                                  -----------   ----------
                                                                                                    2,445,664         0.23
                                                                                                  -----------   ----------


16 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                    % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a       VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  PUBLISHING: NEWSPAPERS
  Gatehouse Media Operating Inc.,
      Delayed Draw Term Loan, 7.10% - 7.11%, 8/28/14 ...........     United States   $1,250,000   $ 1,242,788         0.12
      Term Loan B, 7.11%, 8/28/14 ..............................     United States    3,350,000     3,330,670         0.31
  MediaNews Group Inc.,
      Term Loan B, 6.59%, 12/30/10 .............................     United States      901,935       891,463         0.08
      Term Loan C, 7.09%, 8/02/13 ..............................     United States    1,885,750     1,880,847         0.17
                                                                                                  -----------   ----------
                                                                                                    7,345,768         0.68
                                                                                                  -----------   ----------
  PULP & PAPER
  Boise Cascade LLC, Term Loan D, 6.82%, 10/28/11 ..............     United States    1,198,179     1,200,408         0.11
  Domtar Corp., Term Loan, 6.735%, 3/07/12 .....................     United States    3,200,000     3,203,968         0.30
  Georgia-Pacific Corp.,
      Additional Term Loan, 7.09%, 12/20/12 ....................     United States    2,424,479     2,438,686         0.23
      Term Loan B, 7.09% - 7.10%, 12/20/12 .....................     United States    7,660,202     7,701,184         0.71
  NewPage Corp., Term Loan, 7.625%, 5/02/11 ....................     United States    3,476,445     3,505,508         0.32
  Verso Paper Holdings LLC, Term Loan B, 7.125%, 8/01/13 .......     United States    2,631,114     2,637,271         0.24
                                                                                                  -----------   ----------
                                                                                                   20,687,025         1.91
                                                                                                  -----------   ----------
  RAILROADS
  Helm Financial Corp., Term Loan B, 7.82% - 7.86%,
    7/08/11 ....................................................     United States    1,230,404     1,232,791         0.11
  Kansas City Southern Railway Co., Term Loan B,
    7.07% - 7.08%, 4/26/13 .....................................     United States    2,138,052     2,137,004         0.20
                                                                                                  -----------   ----------
                                                                                                    3,369,795         0.31
                                                                                                  -----------   ----------
  REAL ESTATE DEVELOPMENT
  Standard Pacific Corp., Term Loan B, 6.86%, 5/05/13 ..........     United States    1,800,000     1,780,902         0.17
  SunCal Master I LLC, Term Loan B, 8.57%, 1/19/10 .............     United States      473,662       470,422         0.04
                                                                                                  -----------   ----------
                                                                                                    2,251,324         0.21
                                                                                                  -----------   ----------
  REAL ESTATE INVESTMENT TRUSTS
  Capital Automotive REIT, Term Loan B, 7.07%, 12/15/10 ........     United States    1,001,400     1,012,666         0.09
  CB Richard Ellis Services Inc., Term Loan B, 6.82%,
    12/20/13 ...................................................     United States    4,488,750     4,488,256         0.42
  General Growth Properties Inc., Term Loan A-1, 6.57%,
    2/24/10 ....................................................     United States    1,910,015     1,906,883         0.18
  Macerich Co., Term Loan B, 6.875%, 4/26/10 ...................     United States    3,500,000     3,496,080         0.32
                                                                                                  -----------   ----------
                                                                                                   10,903,885         1.01
                                                                                                  -----------   ----------
  RECREATIONAL PRODUCTS
  Fender Musical Instruments, Term Loan B, 8.11%,
    3/30/12 ....................................................     United States    1,015,334     1,019,700         0.09
c Mega Bloks Inc., Term Loan B, 7.125% - 7.713%,
    7/26/12 ....................................................        Canada        3,560,791     3,574,429         0.33
                                                                                                  -----------   ----------
                                                                                                    4,594,129         0.42
                                                                                                  -----------   ----------


                                         Quarterly Statement of Investments | 17

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                      % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a        VALUE       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  RESTAURANTS
  Arby's Restaurant Holdings LLC, Term Loan B,
    7.59% - 7.61%, 7/25/12 .....................................     United States   $5,041,355   $    5,062,024         0.47
                                                                                                  --------------   ----------
  SEMICONDUCTORS
  Advanced Micro Devices Inc., Term Loan B, 7.34%,
    12/31/13 ...................................................     United States    3,123,990        3,128,332         0.29
  Fairchild Semiconductor Corp., Term Loan, 6.85%,
    6/26/13 ....................................................     United States    1,945,486        1,954,941         0.18
                                                                                                  --------------   ----------
                                                                                                       5,083,273         0.47
                                                                                                  --------------   ----------
  SPECIALTY STORES
  Michaels Stores Inc., Term Loan B, 8.125%, 10/31/13 ..........     United States    3,702,229        3,705,932         0.34
  Pantry Inc., Term Loan, 7.07%, 1/02/12 .......................     United States    1,510,601        1,511,583         0.14
  Sally Holdings LLC, Term Loan B, 7.86%, 11/16/13 .............     United States    1,788,000        1,803,323         0.17
                                                                                                  --------------   ----------
                                                                                                       7,020,838         0.65
                                                                                                  --------------   ----------
  SPECIALTY TELECOMMUNICATIONS
  Global Tel Link Corp.,
      Synthetic L/C, 5.26%, 2/14/13 ............................     United States       21,739           21,928         0.00 d
      Term Loan, 8.82%, 2/14/13 ................................     United States      258,913          261,166         0.03
  Iowa Telecommunications Services Inc., Term Loan B,
    7.08% - 7.10%, 11/23/11 ....................................     United States    6,250,000        6,285,500         0.58
  Kentucky Data Link Inc., Term Loan B, 7.57%, 2/26/12 .........     United States      997,500        1,004,682         0.09
  NTELOS Inc., Term Loan B-1, 7.57%, 8/24/11 ...................     United States    4,305,169        4,324,844         0.40
  West Corp., Term Loan B-2, 7.695% - 7.763%, 10/24/13 .........     United States    4,189,500        4,192,558         0.39
  Windstream Corp., Tranche B-1, 6.86%, 7/17/13 ................     United States    9,491,461        9,542,525         0.88
                                                                                                  --------------   ----------
                                                                                                      25,633,203         2.37
                                                                                                  --------------   ----------
  TOBACCO
  Reynolds American Inc., Term Loan B, 7.104% - 7.125%,
    5/31/12 ....................................................     United States    7,146,000        7,179,943         0.66
                                                                                                  --------------   ----------
  TRUCKS/CONSTRUCTION/FARM MACHINERY
  Oshkosh Truck Corp.,
      Term Loan A, 7.10%, 12/06/11 .............................     United States    1,462,500        1,465,147         0.13
      Term Loan B, 7.10%, 12/06/13 .............................     United States   12,069,750       12,099,683         1.12
                                                                                                  --------------   ----------
                                                                                                      13,564,830         1.25
                                                                                                  --------------   ----------
  WHOLESALE DISTRIBUTORS
  Interline Brands,
      Delayed Draw Term Loan, 7.07%, 6/23/13 ...................     United States    1,018,373        1,014,747         0.09
      Term Loan B, 7.07%, 6/23/13 ..............................     United States      704,436          701,928         0.07
                                                                                                  --------------   ----------
                                                                                                       1,716,675         0.16
                                                                                                  --------------   ----------
  WIRELESS COMMUNICATIONS
c American Cellular Corp., Term Loan B, 7.32%, 3/15/14 .........     United States    2,800,000        2,817,612         0.26
                                                                                                  --------------   ----------
  TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,020,665,017) ...                                   1,023,079,843        94.60
                                                                                                  --------------   ----------


18 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

--------------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL                          % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY        AMOUNT a          VALUE         NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $80,412,738)
  REPURCHASE AGREEMENT
e Joint Repurchase Agreement, 5.16%, 5/01/07 ...................     United States   $80,412,738   $    80,412,738          7.43
  (Maturity Value $80,424,265)
    ABN AMRO Bank, NV, New York Branch
     (Maturity Value $7,367,667)
    Banc of America Securities LLC
     (Maturity Value $6,721,056)
    Barclays Capital Inc. (Maturity Value $7,367,667)
    Bear, Stearns & Co. Inc. (Maturity Value $5,171,279)
    BNP Paribas Securities Corp. (Maturity Value $6,721,056)
    Deutsche Bank Securities Inc. (Maturity Value $6,721,056)
    Goldman, Sachs & Co. (Maturity Value $6,721,056)
    Greenwich Capital Markets Inc.
     (Maturity Value $6,721,056)
    Lehman Brothers Inc. (Maturity Value $6,102,593)
    Merrill Lynch Government Securities Inc.
     (Maturity Value $6,721,056)
    Morgan Stanley & Co. Inc. (Maturity Value $6,721,056)
    UBS Securities LLC (Maturity Value $7,367,667)
     Collateralized by U.S. Government Agency Securities,
       3.00% - 6.375%, 5/15/07 - 4/02/12;
      f U.S. Government Agency Discount Notes,
        7/06/07 - 9/27/07; f U.S. Treasury Bill, 8/02/07 and
        U.S. Treasury Notes, 0.875% - 6.00%,
        8/15/07 - 1/31/12
                                                                                                   ---------------    ----------
TOTAL INVESTMENTS (COST $1,101,077,755) ........................                                     1,103,492,581        102.03
OTHER ASSETS, LESS LIABILITIES .................................                                       (21,942,431)        (2.03)
                                                                                                   ---------------    ----------
NET ASSETS .....................................................                                   $ 1,081,550,150        100.00
                                                                                                   ===============    ==========

SELECTED PORTFOLIO ABBREVIATIONS

FRN    - Floating Rate Note
L/C    - Letter of Credit
REIT   - Real Estate Investment Trust

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c     Security purchased on a when-issued or delayed delivery basis.

d     Rounds to less than 0.01% of net assets.

e Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2007, all repurchase agreements had been entered into on that date.

f     The security is traded on a discount basis with no stated coupon rate.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 19

Franklin Floating Rate Master Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

The Franklin Floating Rate Master Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (the
Fund), which is organized as a partnership. The shares of the Fund are issued in the form of partnership interests and are exempt from registration under the Securities Act of 1933.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short term investments are valued at cost.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


20 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

3. INCOME TAXES

At April 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................   $ 1,101,289,735
                                                 ===============

Unrealized appreciation ......................   $     3,260,303
Unrealized depreciation ......................        (1,057,457)
                                                 ---------------
Net unrealized appreciation (depreciation) ...   $     2,202,846
                                                 ===============

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                         Quarterly Statement of Investments | 21



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /S/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 27, 2007













                                Exhbit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN FLOATING RATE MASTER TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 27, 2007


/S/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN FLOATING RATE MASTER TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 27, 2007


/S/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer